Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Assets	$ 1,231,220	$ 1,202,108
Ireland
Segment Reporting Information [Line Items]
Assets	472,932	476,159
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	225,901	236,305
U.S.
Segment Reporting Information [Line Items]
Assets	482,304	437,756
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 50,083	$ 51,888